RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2017
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

29.    RELATED PARTY TRANSACTIONS

(a)	Acquisition of Forthright Group

On December 29, 2017, the Group acquired 100% of the shares of the Forthright Group with a total consideration of approximately RMB 12.81 million. The Forthright Group was previously wholly owned by one of the Company’s Founding Shareholders. Upon completion of this acquisition, RMB 16.56 million was recognized as goodwill accordingly.

(b)	Acquisition of Forthright International

On December 29, 2017, the Group acquired 100% of the shares of the Forthright International with a total consideration of approximately RMB 2.12 million. Forthright International was previously wholly owned by Win Yin. Upon completion of this acquisition, RMB 1.34 million was recognized as goodwill accordingly.

(c)	Fund investments managed by Chun Da.

As at December 31, 2017, the Group held RMB 154.18 million (net of fair value loss) in fund investments managed by Chun Da. Chun Da is a wholly owned subsidiary within the Group which primarily provides asset management services.